Loss per share (Details)	12 Months Ended
	Dec. 31, 2023 CHF (SFr) EquityInstruments item SFr / shares shares	Dec. 31, 2022 CHF (SFr) EquityInstruments item SFr / shares shares	Dec. 31, 2021 CHF (SFr) EquityInstruments item SFr / shares shares
Earnings per share
Loss attributable to equity holders of the Company | SFr	SFr (10,556,227)	SFr (20,804,213)	SFr (15,351,914)
Weighted average number of shares in issue | shares	74,307,635	45,184,865	34,119,666
Basic loss per share | SFr / shares	SFr (0.14)	SFr (0.46)	SFr (0.45)
Diluted loss per share | SFr / shares	SFr (0.14)	SFr (0.46)	SFr (0.45)
Number of categories of dilutive potential shares | item	4	4	4
Number of potential dilutive instruments	63,246,964	30,874,670	29,590,875
ESCs
Earnings per share
Number of potential dilutive instruments			198,750
Share options
Earnings per share
Number of potential dilutive instruments	1,570,346	777,000	8,615,885
Warrants | 2018
Earnings per share
Number of potential dilutive instruments	5,866,898	5,866,898	5,866,898
Warrants | 2021-2023
Earnings per share
Number of potential dilutive instruments	55,809,720
Warrants | 2021-2022
Earnings per share
Number of potential dilutive instruments		24,230,772
Warrants | 2021
Earnings per share
Number of potential dilutive instruments	9,230,772	9,230,772	9,230,772
Warrants | 2022
Earnings per share
Number of potential dilutive instruments	15,000,000	15,000,000
Warrants | 2023
Earnings per share
Number of potential dilutive instruments	31,578,948
Pre-funded warrants
Earnings per share
Number of potential dilutive instruments			5,478,570